Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Document Fiscal Year Focus	2019
Current assets	$ 505,502	$ 392,144
Non-current assets	146,975	131,636
Total assets	652,477	523,780
Current liabilities	151,353	139,183
Non-current liabilities	259,404	145,501
Shareholders' equity	241,720	239,096
Total liabilities	$ 652,477	$ 523,780